BLACKROCK FUNDS V

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Emerging Markets Local Currency Bond Fund

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 17, 2018

to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information of each Fund,

each dated August 10, 2018, as supplemented to date

On September 17, 2018 (the “Closing Date”), each Fund acquired the assets, subject to the liabilities, of the corresponding series of BlackRock Funds II (each, a “Predecessor Fund”) set forth in the table below through a tax-free reorganization (each, a “Reorganization”):

Fund, each a series of BlackRock Funds V	Corresponding Predecessor Fund, each a series of BlackRock Funds II
BlackRock Core Bond Portfolio	BlackRock Core Bond Portfolio
BlackRock Credit Strategies Income Fund	BlackRock Credit Strategies Income Fund
BlackRock Emerging Markets Bond Fund	BlackRock Emerging Markets Bond Fund
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Emerging Markets Local Currency Bond Fund	BlackRock Emerging Markets Local Currency Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio	BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio	BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio

As a result of each Reorganization, shareholders of the applicable Predecessor Fund received shares of the corresponding Fund of the same class and with the same aggregate net asset value as their shares held in the Predecessor Fund as of the Closing Date. Each Predecessor Fund is the accounting survivor of its Reorganization, which means the corresponding Fund adopted the performance and financial history of such Predecessor Fund as of the Closing Date.

Shareholders should retain this Supplement for future reference.

PR2SAI-BLKV-0918SUP